SCHEDULE OF FOREIGN CURRENCIES TRANSLATION EXCHANGE RATES (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Period End MYR [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate, translation	4.42		4.41	4.18
Period End HKD [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate, translation	7.85		7.80	7.80
Period Average MYR [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate period average	4.38	4.20	4.41	4.14
Period Average HKD [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate period average	7.84	7.81	7.83	7.77